RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of Transactions Between Related Parties

		Year ended December 31,			December 31,
		Sales			Trade receivables
Related parties and their subsidiaries where applicable	Category	2020	2019	2018	2020	2019
Calvert	Joint Venture	1,488	2,518	2,207	18	5
Gonvarri Steel Industries [1]	Associate	1,395	1,728	2,022	67	42
Borçelik	Joint Venture	312	474	536	15	20
ArcelorMittal CLN Distribuzione Italia	Joint Venture	304	483	511	6	57
Bamesa	Associate	226	365	383	27	32
I/N Kote [2]	Other	226	321	329	—	2
ArcelorMittal RZK Çelik Servis Merkezi	Joint Venture	167	225	136	14	13
Aperam	Other	155	172	278	19	16
Coils Lamiere Nastri (C.L.N.)	Associate	146	247	265	7	10
Tuper	Joint Venture	128	147	155	36	43
WDI [3]	Associate	106	105	148	1	1
Tameh	Joint Venture	64	109	110	6	8
SSC Tanger	Associate	49	55	53	1	1
Al Jubail	Joint Venture	4	25	115	4	—
Macsteel [4]	Other	—	—	470	—	—
Other		372	468	541	48	48
Total		5,142	7,442	8,259	269	298
1.Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.
2.I/N Kote was divested on December 9, 2020 upon completion of ArcelorMittal USA sale (see note 2.3.1).
3.WDI includes Westfälische Drahtindustrie Verwaltungsgesellschaft mbH & Co. KG and Westfälische Drahtindustrie GmbH.
4.Macsteel was sold on October 31, 2018.

		Year ended December 31,			December 31,
		Purchases			Trade payables
Related parties and their subsidiaries where applicable	Category	2020	2019	2018	2020	2019
Tameh	Joint Venture	171	273	344	37	22
Global Chartering	Joint Venture	138	—	—	8	12
Calvert	Joint Venture	124	127	107	9	41
Baffinland [1]	Associate	64	16	28	52	1
Aperam	Other	56	47	85	8	7
CFL Cargo	Associate	54	63	59	16	17
Exeltium	Associate	50	52	54	12	—
Baycoat	Joint Venture	46	47	43	7	8
Sitrel	Joint Venture	29	49	41	—	1
Gonvarri Steel Industries [2]	Associate	19	22	35	17	15
Al Jubail	Joint Venture	16	53	42	7	4
Other		384	343	278	99	123
Total		1,151	1,092	1,116	272	251
1.Baffinland was classified as an associate as of October 31, 2017 (see note 2). Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.
2.Gonvarri Steel Industries includes ArcelorMittal Gonvarri Brasil Productos Siderúrgicos which is a joint venture.